Notes payable (Details) (USD $)	1 Months Ended	9 Months Ended		12 Months Ended					1 Months Ended								1 Months Ended								1 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended
	Oct. 31, 2009	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Oct. 31, 2009 JECII [Member]	Oct. 31, 2009 One Marks [Member]	Oct. 31, 2009 Little West 12th [Member]	Oct. 31, 2009 One LA [Member]	Oct. 31, 2009 Note Payable [Member]	Sep. 30, 2013 Note Payable [Member]	Dec. 31, 2012 Note Payable [Member]	Dec. 31, 2011 Note Payable [Member]	Oct. 31, 2009 Secured Note Payable [Member]	Sep. 30, 2013 Secured Note Payable [Member]	Dec. 31, 2012 Secured Note Payable [Member]	Dec. 31, 2011 Secured Note Payable [Member]	Oct. 31, 2009 Secured Note Payable [Member] JECII [Member]	Oct. 31, 2009 Secured Note Payable [Member] One Marks [Member]	Oct. 31, 2009 Secured Note Payable [Member] Little West 12th [Member]	Oct. 31, 2009 Secured Note Payable [Member] One LA [Member]	Jan. 31, 2013 Line of Credit [Member]	Oct. 31, 2011 Line of Credit [Member]	Sep. 30, 2013 Line of Credit [Member]	Dec. 31, 2012 Line of Credit [Member]	Dec. 31, 2011 Line of Credit [Member]	Jan. 31, 2013 Line of Credit [Member] Minimum [Member]	Oct. 31, 2011 Line of Credit [Member] Minimum [Member]	Jan. 31, 2013 Line of Credit [Member] Maximum [Member]	Oct. 31, 2011 Line of Credit [Member] Maximum [Member]
Debt Instrument [Line Items]
Interest rate													5.00%				20.00%
Issuance date																	Oct. 01, 2009
Membership units purchased by THE ONE GROUP									10.14%	6.55%	5.19%	4.63%
Face value of debt													$ 100,000				$ 300,000
Percentage of ownership interest used as collateral																					10.14%	6.55%	5.19%	4.63%
Quarterly interest payments																	7,500
Quarterly payments, interest rate																	10.00%
Number of quarterly interest payments																	8
Payment for purchase of membership units	400,000
Payment to acquire membership units, cash portion	300,000
Number of units called by warrants	10,090
Exercise price of warrants	22.94						22.94	32.00
Frequency of note payment													quarterly				quarterly
Quarterly payments													5,656
Note payable, amount outstanding														20,000	35,000	55,000		300,000	300,000	300,000
Payments on notes payable		15,000	20,000	20,000	20,000	20,000
Interest expense on notes				171,891	30,507	32,625
Maximum amount of credit facility																									5,000,000	3,000,000
Credit facility interest rate																												5.00%
Interest rate, additional rate over prime																														1.75%	1.75%	5.00%	5.00%
Termination date of credit agreement																									Apr. 30, 2015	Apr. 30, 2014
Annual fee percentage paid to CEO for personal guarantee on credit facility																											3.00%
Annual fee paid to CEO for personal guarantee on credit facility																											96,162	57,651	6,075
Credit facility, amount outstanding																											4,905,556	2,477,778	1,250,000
Minimum future payments on the notes payable
2013		2,797,778
2014		$ 15,000